Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
4.	Revenue
Revenue by geographic region is based on the country in which our customer is domiciled and is summarized
by geographic area as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
France	$1,671	$1,855
United Kingdom	1,256	1,193
Spain	1,112	1,624
All Other Countries	5,347	9,399

Total Revenues	$9,386	$14,071

For the three months ended March 31, 2024, $2.7 million of revenue was generated in four countries included within All Other Countries in the table above, representing approximately 29% of Total Revenues, with each country responsible for approximately 5% to 9% of the total. Remaining revenue was generated by sales in 36 other countries included within All Other Countries. For the three months ended March 31, 2023, $3.5 million of revenue was generated in four countries included within All Other Countries, representing approximately 25% of Total Revenues, with each country responsible for approximately 5% to 8% of the total. Remaining revenue was generated by sales in 30 other countries included within All Other Countries. There is currently no revenue generated in the United States.

4.	Revenue
Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands):

	Year Ended December 31,
	2023	2022
France	$5,569	$6,032
Turkey	5,494	4,079
Spain	4,618	6,852
Chile	2,708	5,008
All other countries	35,078	42,240

Total Revenues	$53,467	$64,211

There is
currently
no
revenue generated in the United States. For the year ended December 31, 2023, $
13.3
 million of revenue was generated in
four
countries included within All other countries in the table above, representing approximately
25
% of Total Revenues, with each country responsible for approximately
5%-9%
of the total. The remaining revenue was generated by sales in
55
other countries included within All other countries. For the year ended December 31, 2022, $
16.0
 million of revenue was generated in
four
countries included within All other countries, representing approximately
25
% of Total Revenues, with each country responsible for approximately
6%-7%
of the total. Remaining revenue was generated by sales in
50
other countries included within All other countries.